Summary of significant accounting policies (Details Narrative)							6 Months Ended			12 Months Ended
	Oct. 13, 2025 USD ($) $ / shares shares	Oct. 09, 2025 USD ($) $ / shares shares	Sep. 15, 2025 shares	Sep. 10, 2025 USD ($) $ / shares shares	Sep. 02, 2025 USD ($) $ / shares	Feb. 20, 2023 SGD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Product Information [Line Items]
Net loss							$ 3,783,000	$ 4,812,000	$ 13,542,000
Cash flow from operating activities							1,656,000	$ 2,106,000	9,522,000
Working capital							383,000					$ 487,000
Cash and cash equivalents							$ 2,445,000					$ 3,110,000	$ 5,519,000
Ordinary shares, par value | $ / shares							$ 0.0002			$ 0.0002
Foreign currency transactions, description							SGD1.00 = USD0.7862	SGD1.00 = USD0.7862
Impairment of goodwill						$ 664,000					$ 664,000
Provident fund							$ 83,000	109,000	99,000
Dilutive securities								$ 0	$ 0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk, percentage							10.00%	10.00%		10.00%
Minimum [Member]
Product Information [Line Items]
Development technology useful life							3 years					3 years
Maximum [Member]
Product Information [Line Items]
Development technology useful life							5 years					5 years
Subsequent Event [Member] | Common Class A [Member]
Product Information [Line Items]
Value of shares for sale					$ 100,000,000
Ordinary shares, par value | $ / shares					$ 0.0002
Number of shares issued | shares	33,340,000	33,340,000	1,365,225
Ordinary shares price per share | $ / shares	$ 0.30	$ 0.30
Gross proceeds from offering	$ 10,000,000	$ 10,000,000
Subsequent Event [Member] | Common Class A [Member] | Registered Direct Offering [Member]
Product Information [Line Items]
Number of shares issued | shares				6,422,000
Ordinary shares price per share | $ / shares				$ 0.25
Gross proceeds from offering				$ 1,600,000